1933 Act File No.  33-60411
                                          1940 Act File No. 811-07309

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             x
                                                                  ---

    Pre-Effective Amendment No. ______......................       ___
                                                                  ----

    Post-Effective Amendment No.   4  ......................        x
                                 -----                            ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      x

    Amendment No.    5    ..................................         x
                  --------                                        ----

              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

               (Exact Name of Registrant as Specified in Charter)

                Federated Investors Funds, 5800 Corporate Drive,
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) x on April 30, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                              Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS REFERENCE SHEET

     This Registration  Statement of FEDERATED U.S. GOVERNMENT  SECURITIES FUND:
5-10 YEARS consists of one portfolio  which is offered in two classes of shares:
(a) Institutional Shares and (b) Institutional Service Shares, and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(a,b) Cover Page.
Item 2.     Synopsis......................(a) Summary of Trust Expenses -
                                          Institutional Shares; (b) Summary of
                                          Trust Expenses -
            --------
                                          Institutional Service Shares.
Item 3.     Condensed Financial
            Information                   (a,b) Financial Highlights;
                                          (a,b) Performance Information;
                                          (a,b) Financial Statements.
Item 4.     General Description of
            Registrant                    (a,b) General Information;
            ..............................(a,b) Investment Information; (a,b)
                                          Investment Objective; (a,b)
                                          Investment Policies; (a,b)
                                          Investment Limitations; (a,b)
                                          Addresses.

Item 5.     Management of the Fund........(a,b) Trust Information; (a,b)
                                           Management of the Trust; (a)
                                           Distribution of Institutional Shares;
                                          (b) Distribution of Institutional
                                           Service Shares; (a, b) Administration
                                           of the Trust.
Item 6.     Capital Stock and Other
            Securities....................(a,b) Dividends; (a,b) Capital Gains;
                                          (a,b) Shareholder Information; (a,b)
                                           Voting Rights; (a,b)
                                          Tax Information; (a,b) Federal Income
                                          Tax; (a,b) State and Local Taxes;
                                          (a-b) Other Classes of
                                          Shares.
Item 7.     Purchase of Securities Being
            Offered.......................(a,b) Net Asset Value; (a) Investing
                                          in Institutional Shares; (b) Investing
                                          in Institutional Service Shares; (a,b)
                                          Share Purchases; (a,b) Minimum
                                          Investment Required; (a,b) What Shares
                                          Cost;(a,b)Confirmations and Account
                                          Statements.

Item 8.     Redemption or Repurchase......(a) Redeeming Institutional Shares;
                                          (b) Redeeming Institutional Service
                                           Shares; (a,b) Telephone
            ------------------------
                                          Redemption; (a,b) Written Requests;
                                          (a,b) Accounts With Low Balances.

Item 9.     Pending Legal Proceedings     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(a, b) Cover Page.
Item 11.    Table of Contents.............(a, b) Table of Contents.
Item 12.    General Information and
            History.......................(a, b) General Information about the
                                          Trust; (a, b) About Federated
                                          Investors.
Item 13.    Investment Objectives and
            Policies......................(a, b) Investment Objective and
                                           Policies.
Item 14.    Management of the Trust.......(a, b) Federated U.S. Government
                                           Securities Fund: 5-10 Years
                                           Management; (a,b) Trustee
            -----------------------
                                          Compensation; (a,b) Trustee Liability.
Item 15.    Control Persons and Principal
            Holders of Securities         (a, b) Trust Ownership.
Item 16.    Investment Advisory and Other
            Services......................(a, b)Investment Advisory Services;
                                          (a,b) Other Services.
Item 17.    Brokerage Allocation..........(a,b) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities....................(a,b) Massachusettes Partnership Law.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered.......................(a, b) Purchasing Shares; (a,b)
                                          Determining Net Asset Value; (a,b)
                                          Redeeming Shares; (a,b)
                                          Redemption in Kind.
Item 20.    Tax Status....................(a, b) Tax Status.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculations of Performance
            Data..........................(a, b) Total Return; (a,b) Yield;
                                          (a,b) Performance Comparisons; (a,b)
                                          Duration.
            ----
Item 23.    Financial Statements..........Filed in Part A.
            --------------------



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

Institutional Shares

PROSPECTUS

The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities
Fund: 5-10 Years (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to pursue total return consistent with current income. The Trust invests in U.S. government securities. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future
reference.     The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated April 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated April 30, 1998

TABLE OF CONTENTS

 Summary of Trust Expenses 1 Financial Highlights--Institutional Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 4 Trust Information 4 Management of the Trust 4 Distribution of Institutional Shares 5 Administration of the Trust 6 Net Asset Value 6 Investing in Institutional Shares 6 Share Purchases 6 Minimum Investment Required 7 What Shares Cost 7 Confirmations and Account Statements 7 Dividends 7 Capital Gains 7 Redeeming Institutional Shares 7 Telephone Redemption 7 Written Requests 7 Accounts with Low Balances 8 Shareholder Information 8 Voting Rights 8 Tax Information 8 Federal Income Tax 8 State and Local Taxes 9 Performance Information 9 Other Classes of Shares 9 Financial Highlights--Institutional Service Shares 10 Financial Statements 11 Report of Ernst & Young LLP, Independent Auditors 19

SUMMARY OF TRUST EXPENSES


                                INSTITUTIONAL SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                             None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)                  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
redemption proceeds, as applicable)                                                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                        None
Exchange Fee                                                                                              None

                               ANNUAL OPERATING EXPENSES
                         (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                                          0.00%
12b-1 Fee                                                                                                 None
Total Other Expenses (after expense reimbursement)                                                        0.30%
Shareholder Services Fee (after waiver)(2)                                                         0.04%
Total Operating Expenses(3)                                                                               0.30%





(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder service fee has been reduced to reflect the voluntary waiver of a portion of the shareholders service fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.99% absent the voluntary waivers of the management fee and a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.
1 Year                                                               $ 3
3 Years                                                              $10
5 Years                                                              $17
10 Years                                                             $38

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 19.

                                                              YEAR ENDED           PERIOD ENDED
                                                              FEBRUARY 28,          FEBRUARY 29,
                                                            1998        1997            1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.77     $ 9.98          $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.59       0.59            0.21
   Net realized and unrealized gain (loss) on                0.47      (0.21)          (0.02)
 investments
   Total from investment operations                          1.06       0.38            0.19
 LESS DISTRIBUTIONS
   Distributions from net investment income                (0.59)      (0.59)          (0.21)
   Distributions from net realized gain on                 (0.02)       0.00            0.00
 investments
   Total distributions                                     (0.61)      (0.59)          (0.21)
 NET ASSET VALUE, END OF PERIOD                            $10.22     $ 9.77          $ 9.98
 TOTAL RETURN(B)                                           11.09%       3.98%           1.85%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                 0.30%       0.13%           0.11%*
   Net investment income                                    5.84%       6.06%           5.75%*
   Expense waiver/reimbursement(c)                          1.69%       3.95%          12.26%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                $39,712     $15,225           $4,181
   Portfolio turnover                                       49.1%       57%               29%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 19, 1995 (date of initial public offering) to February 29, 1996. For the period from September 5, 1995 (start of business) to October 18, 1995, the investment income was distributed to the Trust's Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 14, 1995. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares.

Institutional Shares ("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, as well as public and private organizations. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is to pursue total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing only in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. The Trust will maintain a dollar weighted average portfolio maturity between five and ten years, although the Trust may purchase individual securities with longer maturities. Unless otherwise noted, the investment policies of the Trust may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities are limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies or instrumentalities, supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

The interest rates paid on some of the floating rate securities in which the Trust may invest will be readjusted at certain intervals to an increment over some predetermined interest rate index. Commonly used indices include the one-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury Note securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate, or commercial paper rates. Some indices closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels, and tend to have somewhat less volatile interest rates. To the extent that a floating rate security reflects current market rates, the market value of a floating rate security will tend to be less sensitive to interest rate changes than a fixed rate security of the same stated maturity. Hence, adjustable rate floating rate securities which use indices that lag changes in market rates should experience greater price volatility than floating rate securities that closely mirror the market.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more/less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such
commitments.     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to duplicate expenses.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Trust may lend portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. As a matter of operating policy, which may be changed by the Trustees without shareholder approval, the Trust will limit its lending to one-third of the value of its total assets. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Trust's investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
     INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge securities to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

ADVISORY FEES

The Trust's adviser receives an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

Susan M. Nason has been the Trust's portfolio manager since its inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Trust's investment adviser since April 1997. Ms. Nason served as Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice president from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Donald T. Ellenberger has been the Trust's portfolio manager since October 1997. Mr. Ellenberger joined Federated in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Trust's adviser since March 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford
University.      Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for the Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value of Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve Wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal wire funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated U.S. Government Securities Fund: 5-10 Years -- Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 5-10 Years --Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company, into federal funds. This is generally the next business day after State Street Bank and Trust Company receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that
financial intermediary.     The net asset value is determined as of the close of
trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates. DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank and Trust Company. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES

The Trust redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name and class of shares name, his account number, and the share or dollar amount requested. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the
outstanding shares of the Trust entitled to vote.     As of April 8, 1998,
Holdon, The Ohio Bank and its various affiliates and subsidiaries, acting in various capacities for numerous accounts, were the owners of record of in excess of 25% of the outstanding Institutional Service Shares of the Trust, and therefore may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.
     TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Institutional Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Trust's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Trust. This, plus other expense differences between Institutional Shares and Institutional Service Shares, may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 19.

                                                              YEAR ENDED             PERIOD ENDED
                                                              FEBRUARY 28,             FEBRUARY 29,
                                                           1998         1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.77      $ 9.98            $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.55        0.56              0.20
   Net realized and unrealized gain (loss) on                0.48      (0.21)             (0.02)
 investments
   Total from investment operations                          1.03        0.35              0.18
 LESS DISTRIBUTIONS
   Distributions from net investment income                (0.56)      (0.56)             (0.20)
   Distributions from net realized gain on                 (0.02)        0.00              0.00
 investments
   Total distributions                                     (0.58)      (0.56)             (0.20)
 NET ASSET VALUE, END OF PERIOD                            $10.22      $ 9.77            $ 9.98
 TOTAL RETURN(B)                                           10.76%       3.62%              1.75%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                 0.60%       0.47%              0.45%*
   Net investment income                                    5.56%       5.70%              5.25%*
   Expense waiver/reimbursement(c)                          1.64%       3.86%             12.17%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $2,178      $1,782             $1,046
   Portfolio turnover                                       49.1%         57%                29%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 19, 1995 (date of initial public offering) to February 29, 1996. For the period from September 5, 1995 (start of business) to October 18, 1995, the investment income was distributed to the Trust's Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

PORTFOLIO OF INVESTMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

FEBRUARY 28, 1998

     PRINCIPAL
       AMOUNT                                                                                   VALUE

 U.S. TREASURY OBLIGATIONS--90.6%
 U.S. TREASURY BONDS--21.9%
 $         2,340,000     7.250%, 5/15/2004                                                $   2,537,239
             920,000     10.750%, 2/15/2003                                                   1,121,443
           1,275,000     10.750%, 8/15/2005                                                   1,662,447
           1,300,000     11.125%, 8/15/2003                                                   1,630,837
             900,000     12.000%, 5/15/2005                                                   1,231,965
             750,000     12.375%, 5/15/2004                                                   1,010,595
                            TOTAL                                                             9,194,526
 U.S. TREASURY NOTES--68.7%
           2,400,000     5.625%, 12/31/2002                                                   2,402,064
           2,665,000     5.750%, 8/15/2003                                                    2,681,550
           2,050,000     5.875%, 11/15/2005                                                   2,074,600
           1,400,000     5.875%, 9/30/2002                                                    1,414,210
           4,300,000     6.500%, 10/15/2006                                                   4,529,491
           2,550,000     6.500%, 8/15/2005                                                    2,677,194
           3,249,000     6.625%, 5/15/2007                                                    3,462,589
           1,900,000     6.875%, 5/15/2006                                                    2,044,457
           2,700,000     7.000%, 7/15/2006                                                    2,929,851
           1,750,000     7.250%, 8/15/2004                                                    1,902,005
           2,000,000     7.500%, 2/15/2005                                                    2,208,480
             400,000     7.875%, 11/15/2004                                                     449,096
                            TOTAL                                                            28,775,587
                            TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $36,966,510)    37,970,113

 U.S. GOVERNMENT AGENCY OBLIGATIONS--7.4%
 FEDERAL HOME LOAN BANK--7.4%
           1,000,000     6.150%, 10/14/2004                                                   1,014,930
           1,000,000     6.160%, 10/17/2002                                                   1,015,940
           1,000,000     6.900%, 2/7/2007                                                     1,065,220
                            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                            (IDENTIFIED COST $3,034,339)                                      3,096,090

 FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

     PRINCIPAL
       AMOUNT                                                                             VALUE

 (A)REPURCHASE AGREEMENT--0.8%
 $           320,000     BT Securities Corp., 5.640%, dated 2/27/1998,
                         due 3/2/1998 (at amortized cost)                                $     320,000
                         TOTAL INVESTMENTS (IDENTIFIED COST $40,320,849)(B)              $  41,386,203

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $40,322,839. The net unrealized appreciation of investments on a federal tax basis amounts to $1,063,364 which is comprised of $1,077,030 appreciation and $13,666 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($41,889,790) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

FEBRUARY 28, 1998

 ASSETS:
 Total investments in securities, at value (identified cost $40,320,849                $ 41,386,203
 and tax cost $40,322,839)
 Income receivable                                                                          528,454
 Receivable for shares sold                                                                 184,655
 Prepaid expenses                                                                             4,191
 Deferred organizational costs                                                               28,950
   Total assets                                                                          42,132,453
 LIABILITIES:
 Payable for shares redeemed                                                $  20,647
 Income distribution payable                                                  115,242
 Payable to Bank                                                              106,774
   Total liabilities                                                                        242,663
 NET ASSETS for 4,099,439 shares outstanding                                           $ 41,889,790
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 40,740,212
 Net unrealized appreciation of investments                                               1,065,354
 Accumulated net realized gain on investments                                                84,224
   Total net assets                                                                    $ 41,889,790
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $39,712,070 / 3,886,323 shares outstanding                                                  $10.22
 INSTITUTIONAL SERVICE SHARES:
 $2,177,720 / 213,116 shares outstanding                                                     $10.22

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

YEAR ENDED FEBRUARY 28, 1998

 INVESTMENT INCOME:
 Interest                                                                               $ 1,760,315
 EXPENSES:
 Investment advisory fee                                                   $   143,246
 Administrative personnel and services fee                                     155,001
 Custodian fees                                                                  1,025
 Transfer and dividend disbursing agent fees and expenses                       57,127
 Directors'/Trustees' fees                                                      10,174
 Auditing fees                                                                  14,106
 Legal fees                                                                      5,118
 Portfolio accounting fees                                                      53,959
 Distribution services fee--Institutional Service Shares                         5,062
 Shareholder services fee--Institutional Shares                                 66,561
 Shareholder services fee--Institutional Service Shares                          5,062
 Share registration costs                                                       26,624
 Printing and postage                                                           15,727
 Insurance premiums                                                              2,863
 Miscellaneous                                                                  13,624
   Total expenses                                                              575,279
 Waivers and reimbursements--
   Waiver of investment advisory fee                         $ (143,246)
   Waiver of shareholder services fee--Institutional Shares     (55,911)
   Waiver of shareholder services fee--Institutional             (3,240)
 Service Shares
   Reimbursement of other operating expenses                   (279,601)
     Total waivers and reimbursements                                        (481,998)
       Net expenses                                                                          93,281
         Net investment income                                                            1,667,034
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           155,982
 Net change in unrealized appreciation of investments                                     1,272,447
   Net realized and unrealized gain on investments                                        1,428,429
     Change in net assets resulting from operations                                     $ 3,095,463

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

                                                                     YEAR ENDED FEBRUARY 28,
                                                                     1998                1997
INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $         1,667,034  $     635,887
 Net realized gain (loss) on investments ($157,972 net gain                  155,982        (7,780)
 and $7,780 net loss, respectively, as computed for federal
 tax purposes)
 Net change in unrealized appreciation/(depreciation)                      1,272,447      (113,698)
   Change in net assets resulting from operations                          3,095,463        514,409
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                  (1,554,559)      (566,566)
   Institutional Service Shares                                            (112,475)       (69,321)
 Distributions from net realized gains
   Institutional Shares                                                     (60,168)             --
   Institutional Service Shares                                              (3,810)             --
     Change in net assets resulting from distributions to                (1,731,012)      (635,887)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                             32,759,811     14,011,685
 Net asset value of shares issued to shareholders in payment                 702,923        364,163
 of distributions declared
 Cost of shares redeemed                                                 (9,944,658)    (2,474,358)
   Change in net assets resulting from share transactions                 23,518,076     11,901,490
     Change in net assets                                                 24,882,527     11,780,012
 NET ASSETS:
 Beginning of period                                                      17,007,263      5,227,251
 End of period                                                   $        41,889,790  $  17,007,263

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

FEBRUARY 28, 1998

ORGANIZATION

Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement
transaction.     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.
     INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     The Trust, for federal tax purposes, had a capital loss
carryforward of $7,780, in 1997 which was utilized to reduce the Trust's taxable
income in 1998 from net realized gain on investments.      When-Issued and
Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                   YEAR ENDED FEBRUARY 28,
                                                               1998                        1997
INSTITUTIONAL SHARES                                  SHARES         AMOUNT       SHARES         AMOUNT
 Shares sold                                         3,178,581    $ 31,719,467    1,356,949   $ 13,273,741
 Shares issued to shareholders in payment of            61,313         612,595       30,780        300,793
 distributions declared
 Shares redeemed                                     (911,650)      (9,117,344)    (248,522)    (2,434,999)
   Net change resulting from Institutional           2,328,244    $ 23,214,718    1,139,207   $ 11,139,535
 Share transactions





                                                                    YEAR ENDED FEBRUARY 28,
                                                               1998                         1997
INSTITUTIONAL SERVICE SHARES                          SHARES         AMOUNT       SHARES         AMOUNT
Shares sold                                            104,104     $ 1,040,344       75,118      $ 737,944
Shares issued to shareholders in payment
of distributions declared                                9,043          90,328        6,492         63,370
Shares redeemed                                        (82,376)       (827,314)      (4,028)       (39,359)
Net change resulting from Institutional
Service Share transactions                              30,771       $ 303,358       77,582      $ 761,955
Net change resulting from share transactions         2,359,015    $ 23,518,076    1,216,789   $ 11,901,490

At February 28, 1998, capital paid-in aggregated $40,740,212.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Institutional Service Shares may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Services Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $42,365 were borne initially by FServ. The Trust has agreed to reimburse FServ for the organizational expenses during the five year period following effective date. For the period ended February 28, 1998, the
Trust paid $10,120 pursuant to this agreement.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 1998, were as follows:

 PURCHASES                                                  $36,895,004
 SALES                                                      $13,688,605

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of FEDERATED U.S. GOVERNMENT SECURITIES
FUND: 5-10 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 5-10 Years as of February 28, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 10 of this prospectus) for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 5-10 Years as of February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
April 15, 1998

NOTES

[Graphic]

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

Institutional Shares

PROSPECTUS

APRIL 30, 1998

An Open-End, Diversified Management Investment Company

FEDERATED
U.S. GOVERNMENT SECURITIES FUND:
5-10 YEARS INSTITUTIONAL SHARES Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank
and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 31428S107
G01209-01-IS (4/98)

[Graphic]


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities Fund: 5-10 Years (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to pursue total return consistent with current income. The Trust invests in U.S. government securities. Institutional Service Shares are sold at net asset value.

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for
future reference.     The Trust has also filed a Statement of Additional
Information for Institutional Shares and Institutional Service Shares dated April 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated April 30, 1998

TABLE OF CONTENTS

 Summary of Trust Expenses 1 Financial Highlights--Institutional Service Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 4 Trust Information 4 Management of the Trust 4 Distribution of Institutional Service Shares 5 Administration of the Trust 6 Net Asset Value 6 Investing in Institutional Service Shares 6 Share Purchases 6 Minimum Investment Required 7 What Shares Cost 7 Confirmations and Account Statements 7 Dividends 7 Capital Gains 7 Redeeming Institutional Service Shares 7 Telephone Redemption 7 Written Requests 8 Accounts with Low Balances 8 Shareholder Information 8 Voting Rights 8 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Performance Information 9 Other Classes of Shares 9 Financial Highlights--Institutional Shares 10 Financial Statements 11 Report of Ernst & Young LLP, Independent Auditors 19

SUMMARY OF TRUST EXPENSES

                            INSTITUTIONAL SERVICE SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                             None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)                  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
redemption proceeds, as applicable)                                                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                        None
Exchange Fee                                                                                              None

                               ANNUAL OPERATING EXPENSES
                         (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                                          0.00%
12b-1 Fee                                                                                                 0.25%
Total Other Expenses (after expense reimbursement)                                                        0.35%
Shareholder Services Fee (after waiver)(2)                                                         0.09%
Total Operating Expenses(3)                                                                               0.60

(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders service fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 2.24% absent the voluntary waivers of the management fee and a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares". Wire-transferred redemptions of less than $5,000
may be subject to additional fees.      LONG TERM SHAREHOLDERS MAY PAY MORE THAN
THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.
 1 year                                                         $ 6
 3 years                                                        $19
 5 years                                                        $33
 10 years                                                       $75

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 19.

                                                                YEAR ENDED          PERIOD ENDED
                                                                FEBRUARY 28,         FEBRUARY 29,
                                                             1998       1997            1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.77      $ 9.98           $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.55        0.56             0.20
   Net realized and unrealized gain (loss) on                0.48      (0.21)            (0.02)
 investments
   Total from investment operations                          1.03        0.35             0.18
 LESS DISTRIBUTIONS
   Distributions from net investment income                (0.56)      (0.56)            (0.20)
   Distributions from net realized gain on                 (0.02)        0.00             0.00
 investments
   Total distributions                                     (0.58)      (0.56)            (0.20)
 NET ASSET VALUE, END OF PERIOD                            $10.22      $ 9.77           $ 9.98
 TOTAL RETURN(B)                                           10.76%       3.62%             1.75%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                 0.60%       0.47%             0.45%*
   Net investment income                                    5.56%       5.70%             5.25%*
   Expense waiver/reimbursement(c)                          1.64%       3.86%            12.17%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $2,178      $1,782            $1,046
   Portfolio turnover                                       49.1%         57%               29%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 19, 1995 (date of initial public offering) to February 29, 1996. For the period from September 5, 1995 (start of business) to October 18, 1995, the investment income was distributed to the Trust's Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 14, 1995. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Service Shares.

Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is to pursue total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing only in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. The Trust will maintain a dollar weighted average portfolio maturity between five and ten years, although the Trust may purchase individual securities with longer maturities. Unless otherwise noted, the investment policies of the Trust may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities are limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies or instrumentalities, supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

The interest rates paid on some of the floating rate securities in which the Trust may invest will be readjusted at certain intervals to an increment over some predetermined interest rate index. Commonly used indices include the one-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury Note securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate, or commercial paper rates. Some indices closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels, and tend to have somewhat less volatile interest rates. To the extent that a floating rate security reflects current market rates, the market value of a floating rate security will tend to be less sensitive to interest rate changes than a fixed rate security of the same stated maturity. Hence, adjustable rate floating rate securities which use indices that lag changes in market rates should experience greater price volatility than floating rate securities that closely mirror the market.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more/less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such
commitments.     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to duplicate expenses.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Trust may lend portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. As a matter of operating policy, which may be changed by the Trustees without shareholder approval, the Trust will limit its lending to one-third of the value of its total assets. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Trust's investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
     INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge securities to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

ADVISORY FEES

The Trust's adviser receives an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

Susan M. Nason has been the Trust's portfolio manager since its inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Trust's investment adviser since April 1997. Ms. Nason served as Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice president from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Donald T. Ellenberger has been the Trust's portfolio manager since October 1997. Mr. Ellenberger joined Federated in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Trust's adviser since March 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford
University.      Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for the Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the Trust may pay to the distributor an amount, computed at an annual rate of 0.25% of the average daily net asset value of Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of Institutional Service Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value of Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve Wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal wire funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated U.S. Government Securities Fund: 5-10 Years--Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 5-10 Years--Institutional Service Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company, into federal funds. This is generally the next business day after State Street Bank and Trust Company receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service service fee by
that financial intermediary.     The net asset value is determined as of the
close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates. DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank and Trust Company. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Trust redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name and class of shares name, his account number, and the share or dollar amount requested. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the
outstanding shares of the Trust entitled to vote.     As of April 8, 1998,
Holdon, The Ohio Bank and its various affiliates and subsidiaries, acting in various capacities for numerous accounts, were the owners of record of in excess of 25% of the outstanding Institutional Service Shares of the Trust, and therefore may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.
     TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Institutional Service Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Trust's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's Institutional Service Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Institutional Shares are also made available to financial intermediaries, as well as private and public organizations and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Trust. This, plus other expense differences between Institutional Shares and Institutional Service Shares, may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 19.

                                                                YEAR ENDED             PERIOD ENDED
                                                               FEBRUARY 28,            FEBRUARY 29,
                                                          1998         1997             1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.77      $ 9.98            $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.59        0.59              0.21
   Net realized and unrealized gain (loss) on                0.47      (0.21)             (0.02)
 investments
   Total from investment operations                          1.06        0.38              0.19
 LESS DISTRIBUTIONS
   Distributions from net investment income                (0.59)      (0.59)             (0.21)
   Distributions from net realized gain on                 (0.02)        0.00              0.00
 investments
   Total distributions                                     (0.61)      (0.59)             (0.21)
 NET ASSET VALUE, END OF PERIOD                            $10.22      $ 9.77            $ 9.98
 TOTAL RETURN(B)                                           11.09%       3.98%              1.85%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                 0.30%       0.13%              0.11%*
   Net investment income                                    5.84%       6.06%              5.75%*
   Expense waiver/reimbursement(c)                          1.69%       3.95%             12.26%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                $39,712     $15,225             $4,181
   Portfolio turnover                                       49.1%         57%                29%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 19, 1995 (date of initial public offering) to February 29, 1996. For the period from September 5, 1995 (start of business) to October 18, 1995, the investment income was distributed to the Trust's Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

PORTFOLIO OF INVESTMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

FEBRUARY 28, 1998

     PRINCIPAL
       AMOUNT                                                                                 VALUE
 U.S. TREASURY OBLIGATIONS--90.6%
 U.S. TREASURY BONDS--21.9%
 $         2,340,000   7.250%, 5/15/2004                                                $   2,537,239
             920,000   10.750%, 2/15/2003                                                   1,121,443
           1,275,000   10.750%, 8/15/2005                                                   1,662,447
           1,300,000   11.125%, 8/15/2003                                                   1,630,837
             900,000   12.000%, 5/15/2005                                                   1,231,965
             750,000   12.375%, 5/15/2004                                                   1,010,595
                          TOTAL                                                             9,194,526
 U.S. TREASURY NOTES--68.7%
           2,400,000   5.625%, 12/31/2002                                                   2,402,064
           2,665,000   5.750%, 8/15/2003                                                    2,681,550
           2,050,000   5.875%, 11/15/2005                                                   2,074,600
           1,400,000   5.875%, 9/30/2002                                                    1,414,210
           4,300,000   6.500%, 10/15/2006                                                   4,529,491
           2,550,000   6.500%, 8/15/2005                                                    2,677,194
           3,249,000   6.625%, 5/15/2007                                                    3,462,589
           1,900,000   6.875%, 5/15/2006                                                    2,044,457
           2,700,000   7.000%, 7/15/2006                                                    2,929,851
           1,750,000   7.250%, 8/15/2004                                                    1,902,005
           2,000,000   7.500%, 2/15/2005                                                    2,208,480
             400,000   7.875%, 11/15/2004                                                     449,096
                          TOTAL                                                            28,775,587
                          TOTAL U.S. TREASURY OBLIGATIONS
                         (IDENTIFIED COST $36,966,510)                                     37,970,113
 U.S. GOVERNMENT AGENCY OBLIGATIONS--7.4%
 FEDERAL HOME LOAN BANK--7.4%
           1,000,000   6.150%, 10/14/2004                                                   1,014,930
           1,000,000   6.160%, 10/17/2002                                                   1,015,940
           1,000,000   6.900%, 2/7/2007                                                     1,065,220
                          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                         (IDENTIFIED COST $3,034,339)                                       3,096,090


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

     PRINCIPAL
       AMOUNT                                                                                VALUE

 (A)REPURCHASE AGREEMENT--0.8%
 $           320,000 BT Securities Corp., 5.640%, dated 2/27/1998, due 3/2/1998 $            320,000
                     (AT AMORTIZED COST)
                         TOTAL INVESTMENTS (IDENTIFIED COST $40,320,849)(B)             $ 41,386,203

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $40,322,839. The net unrealized appreciation of investments on a federal tax basis amounts to $1,063,364 which is comprised of $1,077,030 appreciation and $13,666 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($41,889,790) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

FEBRUARY 28, 1998

 ASSETS:
 Total investments in securities, at value (identified cost $40,320,849                $ 41,386,203
 and tax cost $40,322,839)
 Income receivable                                                                          528,454
 Receivable for shares sold                                                                 184,655
 Prepaid expenses                                                                             4,191
 Deferred organizational costs                                                               28,950
   Total assets                                                                          42,132,453
 LIABILITIES:
 Payable for shares redeemed                                                $  20,647
 Income distribution payable                                                  115,242
 Payable to Bank                                                              106,774
   Total liabilities                                                                        242,663
 NET ASSETS for 4,099,439 shares outstanding                                           $ 41,889,790
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 40,740,212
 Net unrealized appreciation of investments                                               1,065,354
 Accumulated net realized gain on investments                                                84,224
   Total net assets                                                                    $ 41,889,790
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $39,712,070 / 3,886,323 shares outstanding                                                  $10.22
 INSTITUTIONAL SERVICE SHARES:
 $2,177,720 / 213,116 shares outstanding                                                     $10.22

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

YEAR ENDED FEBRUARY 28, 1998

 INVESTMENT INCOME:
 Interest                                                                               $ 1,760,315
 EXPENSES:
 Investment advisory fee                                                   $   143,246
 Administrative personnel and services fee                                     155,001
 Custodian fees                                                                  1,025
 Transfer and dividend disbursing agent fees and expenses                       57,127
 Directors'/Trustees' fees                                                      10,174
 Auditing fees                                                                  14,106
 Legal fees                                                                      5,118
 Portfolio accounting fees                                                      53,959
 Distribution services fee--Institutional Service Shares                         5,062
 Shareholder services fee--Institutional Shares                                 66,561
 Shareholder services fee--Institutional Service Shares                          5,062
 Share registration costs                                                       26,624
 Printing and postage                                                           15,727
 Insurance premiums                                                              2,863
 Miscellaneous                                                                  13,624
   Total expenses                                                              575,279
 Waivers and reimbursements--
   Waiver of investment advisory fee                         $ (143,246)
   Waiver of shareholder services fee--Institutional Shares     (55,911)
   Waiver of shareholder services fee--Institutional             (3,240)
 Service Shares
   Reimbursement of other operating expenses                   (279,601)
     Total waivers and reimbursements                                        (481,998)
       Net expenses                                                                          93,281
         Net investment income                                                            1,667,034
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           155,982
 Net change in unrealized appreciation of investments                                     1,272,447
   Net realized and unrealized gain on investments                                        1,428,429
     Change in net assets resulting from operations                                     $ 3,095,463

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

                                                                           YEAR ENDED FEBRUARY 28,
                                                                          1998             1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $         1,667,034  $     635,887
 Net realized gain (loss) on investments ($157,972 net gain                  155,982        (7,780)
 and $7,780 net loss respectively, as computed for federal
 tax purposes)
 Net change in unrealized appreciation/(depreciation)                      1,272,447      (113,698)
   Change in net assets resulting from operations                          3,095,463        514,409
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                  (1,554,559)      (566,566)
   Institutional Service Shares                                            (112,475)       (69,321)
 Distributions from net realized gains
   Institutional Shares                                                     (60,168)             --
   Institutional Service Shares                                              (3,810)             --
     Change in net assets resulting from distributions to                (1,731,012)      (635,887)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                             32,759,811     14,011,685
 Net asset value of shares issued to shareholders in payment                 702,923        364,163
 of distributions declared
 Cost of shares redeemed                                                 (9,944,658)    (2,474,358)
   Change in net assets resulting from share transactions                 23,518,076     11,901,490
     Change in net assets                                                 24,882,527     11,780,012
 NET ASSETS:
 Beginning of period                                                      17,007,263      5,227,251
 End of period                                                   $        41,889,790  $  17,007,263

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

FEBRUARY 28, 1998

ORGANIZATION

Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     The Trust, for federal tax purposes, had a capital loss
carryforward of $7,780, in 1997, which was utilized to reduce the Trust's
taxable income in 1998 from net realized gain on investments.      WHEN-ISSUED
AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                    YEAR ENDED FEBRUARY 28,
                                                              1998                        1997
INSTITUTIONAL SHARES                                  SHARES         AMOUNT       SHARES         AMOUNT
 Shares sold                                         3,178,581    $ 31,719,467    1,356,949   $ 13,273,741
 Shares issued to shareholders in payment of            61,313         612,595       30,780        300,793
 distributions declared
 Shares redeemed                                     (911,650)      (9,117,344)    (248,522)    (2,434,999)
   Net change resulting from Institutional           2,328,244    $ 23,214,718    1,139,207   $ 11,139,535
 Share transactions
                                                                    YEAR ENDED FEBRUARY 28,
                                                              1998                        1997
INSTITUTIONAL SERVICE SHARES                          SHARES         AMOUNT       SHARES         AMOUNT
Shares sold                                            104,104     $ 1,040,344       75,118      $ 737,944
Shares issued to shareholders in payment
of distributions declared                                9,043          90,328        6,492         63,370
Shares redeemed                                        (82,376)       (827,314)      (4,028)       (39,359)
   Net change resulting from Institutional
   Service Share transactions                           30,771       $ 303,358       77,582      $ 761,955
      Net change resulting from share transactions      2,359,015    $ 23,518,076    1,216,789   $ 11,901,490

At February 28, 1998, capital paid-in aggregated $40,740,212.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Institutional Service Shares may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Services Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $42,365 were borne initially by FServ. The Trust has agreed to reimburse FServ for the organizational expenses during the five year period following effective date. For the period ended February 28, 1998, the Trust paid $10,120 pursuant to this agreement.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 1998, were as follows:
 PURCHASES                                                  $36,895,004
 SALES                                                      $13,688,605

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of FEDERATED U.S. GOVERNMENT SECURITIES
FUND: 5-10 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 5-10 Years as of February 28, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 10 of this prospectus) for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 5-10 Years as of February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
April 15, 1998


NOTES

[Graphic]

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

Institutional Service Shares

PROSPECTUS

APRIL 30, 1998

An Open-End, Diversified Management Investment Company

FEDERATED
U.S. GOVERNMENT
SECURITIES FUND:
5-10 YEARS
INSTITUTIONAL
SERVICE SHARES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank
and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 31428S206
G01209-04-SS (4/98)

[Graphic]


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

The Institutional Shares and Institutional Service Shares represent interests in a diversified portfolio of securities of Federated U.S. Government Securities
Fund: 5-10 Years (the "Trust"). This Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Institutional Service Shares dated April 30, 1998. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated April 30, 1998


[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM


Cusip 31428S107-IS
Cusip 31428S206-ISS

G01209-02 (4/98)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE TRUST                                      1
 INVESTMENT OBJECTIVE AND POLICIES                                        1
 Types of Investments                                                     1
 When-Issued And Delayed Delivery Transactions                            1
 Repurchase Agreements                                                    1
 Reverse Repurchase Agreements                                            1
 Lending of Portfolio Securities                                          1
 Investing in Securities of Other Investment Companies                    2
 Portfolio Turnover                                                       2
 Investment Limitations                                                   2
 FEDERATED U. S. GOVERNMENT SECURITIES FUND: 5-10 YEARS MANAGEMENT        3
 Trust Ownership                                                          7
 Trustee Compensation                                                     8
 Trustee Liability                                                        8
 INVESTMENT ADVISORY SERVICES                                             8
 Adviser To The Trust                                                     8
 Advisory Fees                                                            9
 BROKERAGE TRANSACTIONS                                                   9
 OTHER SERVICES                                                           9
 Trust Administration                                                     9
 Custodian and Portfolio Accountant                                       9
 Transfer Agent                                                           9
 Independent Auditors                                                    10
 PURCHASING SHARES                                                       10
 Distribution Plan (Institutional Service Shares only) and Shareholder
 Services                                                                10
 Conversion to Federal Funds                                             10
 DETERMINING NET ASSET VALUE                                             10
 Determining Market Value Of Securities                                  10
 REDEEMING SHARES                                                        11
 Redemption In Kind                                                      11
 MASSACHUSETTS PARTNERSHIP LAW                                           11
 TAX STATUS                                                              12
 The Trust's Tax Status                                                  11
 Shareholders' Tax Status                                                12
 TOTAL RETURN                                                            12
 YIELD                                                                   12
 PERFORMANCE COMPARISONS                                                 13
 Duration                                                                13
 ABOUT FEDERATED INVESTORS                                               13
 Mutual Fund Market                                                      14
 Institutional Clients                                                   14
 Broker/Dealers and Bank Broker/Dealer Subsidiaries                      14

GENERAL INFORMATION ABOUT THE TRUST

Federated U.S. Government Securities Fund: 5-10 Years was established as a Massachusetts business trust under a Declaration of Trust dated June 14, 1995.

Shares of the Trust are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above mentioned Shares of the Trust.

INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is to pursue total return consistent with current income. The investment objective may not be changed by the Board of Trustees ("Trustees") without shareholder approval.

TYPES OF INVESTMENTS

The Trust invests only in U.S. government securities. Unless indicated otherwise, the investment policies of the Trust may be changed without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Trust may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Trust transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Trust will be able to avoid selling portfolio instruments at a disadvantageous time.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Trust lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Trust. During the time portfolio securities are on loan, the borrower pays the Trust any dividends or interest paid on such securities. Loans are subject to termination at the option of the Trust or the borrower. The Trust may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Trust does not have the right to vote securities on loan. In circumstances where the Trust does not, the Trust would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust may invest in the securities of affiliated money market funds as an efficient means of managing the Trust's uninvested cash.

PORTFOLIO TURNOVER

The Trust may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Trust will result in its annual rate of portfolio turnover exceeding 100%. During the fiscal years ended February 28, 1998 and February 28, 1997, the portfolio turnover rates were 49.1% and 57%,
respectively.      INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Trust will not issue senior securities, except that the Trust may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Trust will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Trust will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.

INVESTING IN REAL ESTATE

The Trust will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Trust will not purchase or sell commoditites, commodity contracts, or commodity futures contracts.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities issued by any one issuer if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of any one issuer.

LENDING CASH OR SECURITIES

The Trust will not lend any of its assets, except portfolio securities. This shall not prevent the Trust from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies, or instrumentalities, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

CONCENTRATION

The Trust will not invest 25% or more of the value of its total assets in any one industry, except that the Trust may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such
securities.      The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Trust will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain securities not determined by the Trustees to be liquid.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Trust will not purchase securities of a company for purpose of exercising control or management.

DEALING IN PUTS AND CALLS

The Trust will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such
restriction.     The Trust does not intend to borrow money, pledge securities, or invest in illiquid securities in excess of 5% of the value of its net assets during the coming fiscal year. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be
"cash items."      FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated U.S. Government Securities Fund: 5-10 Years, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Director, Member of the Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Formerly, Partner, Andersen Worldwide SC; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza--23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A. and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the
Board.     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series,
Inc.      TRUST OWNERSHIP

Officers and Trustees own less than 1% of the Trust's outstanding shares.     As
of April 8, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Trust: NBO National Bank, Scranton, PA owned approximately 250,770 (5.26%) shares; Union Planters National Bank, Memphis, TN, owned approximately 743,096 (15.58%) shares; Charles Schwab & Company (as record owner holding Institutional Shares for its clients), San Fransisco CA, owned approximately 1,112,829 Institutional Shares (23.33%); and FNB Nominee Co., First Commonwealth Trust Co., Indiana, PA, owned approximately 377,752 (7.92%) shares.

As of April 8, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: Jesco & Co., Citizens First National Bank, Princeton, IL, owned approximately 22,572 (9.14%) shares; National Investor Services Corp. (as record owner for the exclusive benefit of its customers), New York, NY, owned approximately 13,365 (5.41%) shares; and CIBC Oppenheimer Corp., New York, NY, owned approximately 24,748 (10.02%) shares.

As of April 8, 1998, Holdon, The Ohio Bank (as record owner holding Institutional Service Shares for its clients), Findley, OH, owned approximately 115,687 Institutional Service Shares (46.83%) and therefore may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of
certain matters presented for a vote of shareholders.      TRUSTEE COMPENSATION

                               AGGREGATE
            NAME,            COMPENSATION
        POSITION WITH             FROM         TOTAL COMPENSATION PAID
            TRUST               TRUST*#           FROM FUND COMPLEX+
  John F. Donahue            $0             $0 for the Trust and
  Chairman and Trustee                      56 other investment companies
                                            in the Fund Complex

  Thomas G. Bigley           $1,038.97      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  John T. Conroy, Jr.        $1,143.03      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Nicholas P. Constantakis++ $278.80        $0 for the Trust and
  Trustee                                   34 other investment companies
                                            in the Fund Complex

  William J. Copeland        $1,143.03      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  James E. Dowd              $1,143.03      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Lawrence D. Ellis, M.D.    $1,038.97      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Edward L. Flaherty, Jr.    $1,143.03      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Peter E. Madden            $1,038.97      $111,222 for Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  John E. Murray, Jr.        $1,038.97      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Wesley W. Posvar           $1,038.97      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Marjorie P. Smuts          $1,038.97      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

* Information is furnished for the fiscal year ended February 28, 1998.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.

During the fiscal years ended February 28, 1998 and February 28, 1997, and for the period from September 5, 1995 (start of business) to February 29, 1996, the adviser earned $143,246, $52,801, and $4,537, respectively, of which $143,246,
$52,801, and $4,537 were waived.      BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.
Research services provided by brokers and dealers may be used by the adviser or by affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the period from September 5, 1995 (start of business) to February 28, 1997, and during the fiscal year ended February 28,
1998, the Trust paid no brokerage commissions.      Although investment
decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company, and Federated Administrative Services may hereinafter collectively be referred to as, the "Administrators." For the fiscal years ended February 28, 1998 and February 28, 1997, and for the period from September 5, 1995, (start of business) to February 29, 1996, the Administrators
earned $155,001, $155,001, and $56,749, respectively.      CUSTODIAN AND
PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Ernst & Young LLP, Pittsburgh, PA.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Institutional
Shares" or "Investing in Institutional Service Shares."     DISTRIBUTION PLAN
(INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES

As explained in the respective prospectuses, with respect to Shares of the Trust, the Trust has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares the Trust has adopted a Distribution Plan.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

With respect to the Institutional Service Shares class of the Trust, by adopting the Distribution Plan, the Board of Trustees expects that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and
inquiries concerning their accounts.     For the fiscal year ended February 28,
1998, payments in the amount of $5,062 were made by Institutional Service Shares pursuant to the Plan, $0 of which was waived. In addition, for the fiscal year ended February 28, 1998, the Trust paid shareholder service fees in the amount of $5,062, (Institutional Service Shares) and $66,561, (Institutional Shares), of which $3,240, (Institutional Service Shares) and $55,911, (Institutional
Shares) was waived.      CONVERSION TO FEDERAL FUNDS

It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Trust are described in the respective prospectuses.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Trust's portfolio securities are determined as follows:

   * according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trust's Board of Trustees; or
   * for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

   * yield;
   * quality;
   * coupon rate;
   * maturity;
   * type of issue;
   * trading characteristics; and
   * other market data.

REDEEMING SHARES

The Trust redeems Shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Institutional Shares" and "Redeeming Institutional Service Shares." Although Federated Shareholder Services Company does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND

The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the respective class net asset value, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Trust's portfolio. To the extent available, such securities will be readily marketable.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect the shareholders of the Trust, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   * invest in securities within certain statutory limits; and

   * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

TOTAL RETURN

The Trust's average annual total return for Institutional Shares for the one-year period ended February 28, 1998, and for the period from October 19, 1995, (date of initial public investment) to February 28, 1997, were 11.09% and 7.10%, respectively.

The Trust's average annual total return for Institutional Service Shares for the one-year period ended February 28, 1998, and for the period from October 19, 1995, (date of initial public offering) to February 28, 1997, were 10.76% and
6.77%, respectively.      The average annual total return for both classes of
Shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

YIELD

The yield for both classes of shares of the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of shares over a thirty-day period by the maximum offering price per share of either class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those
fees.     The thirty-day SEC yields for the Institutional Shares and the
Institutional Service Shares, for the period ended February 28, 1998, were 5.37%
and 5.07%, respectively.      PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Trust's expenses or either class of Share's expenses;
     and
   * various other factors.

Either class of Shares' performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.

   * MERRILL LYNCH 5-10 YEAR TREASURY INDEX is an unmanaged index tracking U.S. government securities with maturities between 5 and 9.99 years.

Advertisements and other sales literature for both classes of shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted present values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. A more complete description of this calculation is available upon request from the Trust.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders
dedicated to specific market sectors.     In the government sector, as of
December 31, 1997, Federated Investors managed 9 mortgaged-backed, 6 government/agency, and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion, and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $36 billion in government funds within these
maturity ranges.      J. Thomas Madden, Executive Vice President, oversees
Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.      BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillon, Senior Vice
President, Bank Marketing & Sales.      BROKER/DEALERS AND BANK BROKER/DEALER
SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz,
President, Federated Securities Corp.     *Source: Investment Company Institute



PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements (Filed in Part A).
            (b)   Exhibits:
  (1)  (i)Conformed copy of Declaration of Trust of the Registrant; (1)
       (ii) Conformed copy of Amendment No. 1 (dated July 19, 1995) to Declaration of Trust; (2)
  (2)  Copy of the By-laws of the Registrant;(1)
  (3)  Not applicable;
  (4) (i) Copy of Specimen Certificate of Shares of Benefifical Interest of the Registrant/ Institutional Shares; (2)
       (ii) Copy of Specimen Certificate of Shares of Benefifical Interest of the Registrant/ Institutional Service Shares;
       (2)
  (5)  Conformed copy of the Investment Advisory Contract; (2)
  (6) (i) Conformed copy of the Distributor's Contract for the Institutional Service Shares; (3)
       (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
       Agreement; Mutual Funds Service Agreement; and Plan
       Trustee/ Mutual Funds Service Agreement from Item 4
       (b)(6) of the Cash Trust Series II Registration
       Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
  (7)  Not applicable;
  (8)  (i) Copy of the Custodian Contract of the Registrant;
       (2) (ii)Conformed copy of Domestic Custody Fee
       Schedule;+
  (9)  (i) Conformed copy of Agreement for Fund Accounting
       Services, Administrative Services, Shareholder
       Recordkeeping Services, and Custody Services
       Procurement; (3) (ii) Conformed copy of Amended and
       Restated Shareholder Services Agreement;+ (iii) The responses described in Item 24(b)(6)(ii) are hereby incorporated by reference. (iv) The Registrant hereby incorporates the conformed copy of the Shareholder
       Services Sub-Contract between Fidelity and Federated
       Shareholder Services from Item 24(b)(9)(iii) of the
       Federated GNMA Trust Registration Statement on Form
       N-1A, filed with the Commission on March 26, 1996. (File
       Nos. 2-75670 and 811-3375).


+     All exhibits have been filed electronically.
1. Response is incoportated by Reference to Registrant's Initial Registration Statement on Form N-1A filed June 20, 1995. (Files Nos.
      033-60411 and 811-07309).
      2...................................Response is incoportated by Reference
      to Registrant's Pre-Effective     Amendment Number  1 on
Form N-1A filed September 12, 1995. (Files Nos.       033-60411 and 811-07309).
3. Response is incoportated by Reference to Registrant's Post-Effective Amendment Number 2 on Form N-1A filed April 30, 1996. (Files
      Nos. 033-60411 and 811-07309).


                  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2);
                  (11)  Conformed copy of Consent of Independent Auditors; +
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital Undertstanding; (2)
                  (14)  Not applicable;
                  (15)  Conformed copy of Distribution Plan; (2)
                  (16)  Schedule for Computation of Trust Performance Data; (3)
                  (17)  Financial Data Schedules;+
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                  (19)  Conformed copy of Power of Attorney;+

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                        as of April 8, 1998
            --------------                      ---------------------

            Shares of Beneficial Interest
            (No par value)
              Institutional Shares                          500
              Institutional Service Shares                  349

Item 27.    Indemnification: (1)










+     All exhibits have been filed electronically.

1. Response is incoportated by Reference to Registrant's Initial Registration Statement on Form N-1A filed June 20, 1995. (Files Nos. 033-60411 and 811-07309).

2.   Response  is  incoportated  by  Reference  to  Registrant's   Pre-Effective
     Amendment Number 1 on Form N-1A filed September 12, 1995. (Files Nos. 033-60411 and 811-07309).

3. Response is incoportated by Reference to Registrant's Post-Effective Amendment Number 2 on Form N-1A filed April 30, 1996. (Files Nos. 033-60411 and 811-07309).

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated U.S. Government Securities Fund: 5-10 Years Management". The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Josephn M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher



         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.















1. Response is incoportated by Reference to Registrant's Initial Registration Statement on Form N-1A filed June 20, 1995. (Files Nos. 033-60411 and 811-07309).

Item 29.    Principal Underwriters:

(a)...Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following .. open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



            (c) Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            FEDERATED U.S. GOVERNMENT           Federated Investors Tower
            SECURITIES FUND: 5-10 YEARS.        Pittsburgh, Pennsylvania
                                                15222-3779

            Federated Shareholder Services
            Company                             P.O. Box 8600
            ("Transfer Agent, Dividend          Boston, MA 02266-8600
            Disbursing Agent and
            Portfolio Recordkeeper")


            Federated Services Company          Federated Investors Tower
            ("Administrator")                   Pittsburgh, Pennsylvania
                                                15222-3779

            Federated Management                Federated Investors Tower
            ("Adviser")                         Pittsburgh, Pennsylvania
                                                15222-3779

            State Street Bank and Trust         P.O. Box 8600
            Company                             Boston, MA  02266-8600
            ("Custodian")



Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of April 1998.

              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

                  BY: /s/ Karen M. Brownlee
                  Karen M. Brownlee, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  April 24, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Karen M. Brownlee
    Karen M. Brownlee             Attorney In Fact          April 24, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Treasurer, Executive
                                  Vice President and Secretary
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

Nicholas P. Constantakis*         Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee


* By Power of Attorney